Other Intangible Assets - Changes in Other Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in Other Intangible Assets
Intangible assets at beginning of the year	€ 2,926
Impairment of other intangible assets, additions	35
Intangible assets at end of the year	2,728	€ 2,926
Gross carrying amount net of accumulated impairments
Changes in Other Intangible Assets
Intangible assets at beginning of the year	4,284	4,003
Additions	123	129
Transfers	4	3
Disposals	(17)	(8)
Translation differences	(313)	157
Intangible assets at end of the year	4,081	4,284
Accumulated impairment
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(13)	(1)
Impairment of other intangible assets, additions	35	(10)
Transfers		(2)
Translation differences	1
Intangible assets at end of the year	(47)	(13)
Accumulated depreciation
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(1,358)	(1,171)
Additions, Acc. Amortization	(128)	(133)
Disposals	14	3
Translation differences	119	(57)
Intangible assets at end of the year	(1,353)	(1,358)
Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year	1,736
Intangible assets at end of the year	1,721	1,736
Development costs | Gross
Changes in Other Intangible Assets
Intangible assets at beginning of the year	2,003	1,853
Additions	107	102
Disposals		(2)
Translation differences	(103)	50
Intangible assets at end of the year	2,007	2,003
Development costs | Accumulated depreciation
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(267)	(229)
Additions, Acc. Amortization	(35)	(33)
Disposals		2
Translation differences	16	(7)
Intangible assets at end of the year	(286)	(267)
Concessions, patents, licenses brands & similar
Changes in Other Intangible Assets
Intangible assets at beginning of the year	191
Intangible assets at end of the year	159	191
Concessions, patents, licenses brands & similar | Gross
Changes in Other Intangible Assets
Intangible assets at beginning of the year	303	285
Additions	1	1
Transfers	1	2
Disposals	(2)	(1)
Translation differences	(31)	16
Intangible assets at end of the year	272	303
Concessions, patents, licenses brands & similar | Accumulated depreciation
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(112)	(92)
Additions, Acc. Amortization	(13)	(16)
Disposals	2	1
Translation differences	10	(5)
Intangible assets at end of the year	(113)	(112)
Computer software
Changes in Other Intangible Assets
Intangible assets at beginning of the year	107
Intangible assets at end of the year	115	107
Computer software | Gross
Changes in Other Intangible Assets
Intangible assets at beginning of the year	401	360
Additions	45	26
Transfers	4	5
Disposals	(15)	(2)
Translation differences	(26)	12
Intangible assets at end of the year	409	401
Computer software | Accumulated depreciation
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(294)	(251)
Additions, Acc. Amortization	(31)	(34)
Disposals	12
Translation differences	19	(9)
Intangible assets at end of the year	(294)	(294)
Currently marketed products
Changes in Other Intangible Assets
Intangible assets at beginning of the year	884
Intangible assets at end of the year	756	884
Currently marketed products | Gross
Changes in Other Intangible Assets
Intangible assets at beginning of the year	1,463	1,389
Translation differences	(143)	74
Intangible assets at end of the year	1,320	1,463
Currently marketed products | Accumulated depreciation
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(579)	(499)
Additions, Acc. Amortization	(49)	(49)
Translation differences	64	(31)
Intangible assets at end of the year	(564)	(579)
Other Intangible assets
Changes in Other Intangible Assets
Intangible assets at beginning of the year	21
Intangible assets at end of the year	24	21
Other Intangible assets | Gross
Changes in Other Intangible Assets
Intangible assets at beginning of the year	127	117
Additions	5	10
Transfers	(1)	(2)
Disposals		(3)
Translation differences	(11)	5
Intangible assets at end of the year	120	127
Other Intangible assets | Accumulated depreciation
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(106)	(100)
Additions, Acc. Amortization		(1)
Translation differences	10	(5)
Intangible assets at end of the year	€ (96)	€ (106)